Stockholders' Equity - Summary of Preferred and Common Stock (Details) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Common stock, voting par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, voting shares authorized	150,000,000		150,000,000	150,000,000
Common stock, voting shares issued	29,305,400		24,616,706	17,332,772
Common stock, voting shares outstanding	29,305,400		24,616,706	17,332,772
Series A Non-cumulative Perpetual Preferred Stock
Class Of Stock [Line Items]
Par value	$ 0.01		$ 0.01	$ 0.01
Shares authorized	15,003		15,003	15,003
Shares issued			15,003	15,003
Shares outstanding			15,003	15,003
Series B 7.5% Fixed Non-Cumulative Perpetual Preferred Stock
Class Of Stock [Line Items]
Par value	$ 0.01		$ 0.01
Shares authorized	50,000		50,000
Shares issued	10,438		9,388
Subscription receivable			1,050
Shares outstanding	10,438		9,388